9. COST OF SALES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCostOfSalesLineItems [Line Items]
Inventory, beginning	$ 4,266	$ 6,191	$ 558
Charges for the year	75,064	57,419	48,484
Less: Inventories at the end of the year	(5,169)	(4,266)	(6,191)
Total cost of sales	74,161	59,339	42,851
Incorporation of inventories for acquisition of companies
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	0	0	5,850
Purchases of inventories, energy and gas
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	46,175	32,903	16,765
Salaries and social security charges
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	6,807	7,602	7,295
Benefits to the personnel
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	218	267	162
Accrual of defined benefit plans
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	150	276	284
Work contracts, Fees and compensation for services
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	3,686	3,174	2,379
Property, plant and equipment depreciations
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	7,766	7,342	6,757
Intangible assets amortization
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	273	53	59
Transport of energy
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	155	128	24
Consumption of materials
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	2,406	1,091	825
Penalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	2,093	425	5,025
Maintenance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	908	688	774
Canons and Royalties
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	2,782	2,110	1,273
Environmental control
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	193	105	70
Rental and insurance
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	502	430	369
Surveillance and security
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	209	230	201
Taxes, rates and contributions
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	183	109	96
Other
DisclosureOfCostOfSalesLineItems [Line Items]
Charges for the year	$ 558	$ 486	$ 276